ACCOUNTS RECEIVABLE, NET	12 Months Ended
Jun. 30, 2024
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE－5 ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of June 30,
	2023	2024
	S$	S$
Accounts receivable – third parties	738,345	673,921
Less: allowance for doubtful accounts	(35,599)	(245,344)
Accounts receivable, net	702,746	428,577

For the years ended June 30, 2023 and 2024, our Company has made the allowance for doubtful accounts and charged to the statements of income (loss). Our Company has not experienced any significant bad debt write-offs of accounts receivable in the past.

Our Company generally conducts its business with creditworthy third parties. Our Company determines, on a continuing basis, the probable losses and an allowance for doubtful accounts, based on several factors including internal risk ratings, customer credit quality, payment history, historical bad debt/write-off experience and forecasted economic and market conditions. Accounts receivable are written off after exhaustive collection efforts occur and the receivable is deemed uncollectible. In addition, receivable balances are monitored on an ongoing basis and its exposure to bad debts is not significant.

The movements in the allowance for doubtful accounts for the years ended June 30, 2023 and 2024 were as follows:

	As of June 30,
	2023	2024
	S$	S$
Balance at beginning of the year	33,170	35,599
Additions	2,429	209,745
Balance at end of the year	35,599	245,344

As of the end of each of the financial year, the ageing analysis of accounts receivable, net of allowance for doubtful accounts, based on the invoice date is as follows:

	As of June 30,
	2023	2024
	S$	S$
Within 30 days	519,865	424,367
Between 31 and 60 days	3,338	3,230
Between 61 and 90 days	780	467
More than 90 days	178,763	513
Accounts receivable	702,746	428,577